Fair Value Measurements (Details) - The Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 1,115,735,744
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	948,419,046
Chevron common stock/Hess Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	167,316,698
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	1,115,735,744
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	948,419,046
Level 1 | Chevron common stock/Hess Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	167,316,698
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Chevron common stock/Hess Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Chevron common stock/Hess Corporation common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 0	$ 0